September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced Equity Dividend Trust (BDJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Airbus SE	44,644	$ 10,425,531
Boeing Co.(a)	37,861	8,171,540
L3Harris Technologies, Inc.(b)	58,213	17,778,832
Lockheed Martin Corp.	20,430	10,198,860
RTX Corp.	50,305	8,417,536
		54,992,299
Automobile Components — 0.1%
Lear Corp.	19,280	1,939,761
Automobiles — 0.9%
General Motors Co.(b)	244,068	14,880,826
Banks — 11.5%
Bank of America Corp.	393,516	20,301,490
Citigroup, Inc.(b)	576,990	58,564,485
First Citizens BancShares, Inc., Class A(b)	21,691	38,808,670
JPMorgan Chase & Co.(b)	66,466	20,965,370
Wells Fargo & Co.(c)	666,773	55,888,913
		194,528,928
Beverages — 0.5%
Keurig Dr. Pepper, Inc.	308,152	7,860,958
Broadline Retail — 2.5%
Amazon.com, Inc.(a)	195,126	42,843,816
Building Products — 0.5%
Fortune Brands Innovations, Inc.	162,310	8,665,731
Capital Markets — 3.7%
Carlyle Group, Inc.	240,868	15,102,424
Charles Schwab Corp.	144,402	13,786,059
Intercontinental Exchange, Inc.(b)	197,748	33,316,583
		62,205,066
Chemicals — 2.2%
Air Products and Chemicals, Inc.	46,292	12,624,755
LyondellBasell Industries NV, Class A	151,240	7,416,810
PPG Industries, Inc.	171,144	17,988,946
		38,030,511
Commercial Services & Supplies — 1.1%
Rentokil Initial PLC	3,712,006	18,804,062
Communications Equipment — 1.0%
Cisco Systems, Inc.	242,046	16,560,787
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.	250,500	25,889,175
Sysco Corp.	74,613	6,143,634
		32,032,809
Containers & Packaging — 1.6%
Crown Holdings, Inc.	106,479	10,284,806
Sealed Air Corp.	487,759	17,242,281
		27,527,087
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	364,974	16,040,607
Electric Utilities — 3.0%
American Electric Power Co., Inc.	70,785	7,963,313
Edison International	129,926	7,182,309
Evergy, Inc.	144,355	10,973,867
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	407,139	$ 18,325,326
PG&E Corp.	456,513	6,884,216
		51,329,031
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp./DE	78,740	12,541,707
Ralliant Corp.	50,464	2,206,791
		14,748,498
Entertainment — 2.0%
Electronic Arts, Inc.	117,836	23,767,521
Walt Disney Co.	83,424	9,552,048
		33,319,569
Financial Services — 3.0%
AP Arsenal Co-Invest LP(a)(d)	15,842,749	16,318,031
Fidelity National Information Services, Inc.	528,510	34,849,949
		51,167,980
Food Products — 2.3%
Campbell’s Co.	273,626	8,641,109
Kraft Heinz Co.(b)	725,660	18,896,186
Lamb Weston Holdings, Inc.	200,495	11,644,750
		39,182,045
Ground Transportation — 0.7%
CSX Corp.	175,110	6,218,156
Union Pacific Corp.	25,120	5,937,614
		12,155,770
Health Care Equipment & Supplies — 6.1%
Baxter International, Inc.(b)(c)	1,498,921	34,130,431
Becton Dickinson & Co.(c)	182,704	34,196,708
Medtronic PLC	366,313	34,887,650
		103,214,789
Health Care Providers & Services — 6.4%
Cardinal Health, Inc.(b)(c)	238,711	37,468,078
CVS Health Corp.(b)(c)	528,223	39,822,732
Elevance Health, Inc.(b)	68,816	22,235,826
Labcorp Holdings, Inc.	32,848	9,429,347
		108,955,983
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc.	523,889	9,445,719
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	53,969	11,360,474
Industrial REITs — 1.1%
Rexford Industrial Realty, Inc.	277,342	11,401,530
STAG Industrial, Inc.	215,762	7,614,241
		19,015,771
Insurance — 3.6%
American International Group, Inc.	159,743	12,546,215
Fidelity National Financial, Inc., Class A	303,732	18,372,749
Willis Towers Watson PLC	86,354	29,830,989
		60,749,953
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C(b)	88,002	21,432,887
Meta Platforms, Inc., Class A	23,222	17,053,772
		38,486,659
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A(b)	206,558	13,853,845

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 1.1%
Hasbro, Inc.	240,339	$ 18,229,713
Machinery — 0.8%
CNH Industrial NV	610,248	6,621,191
Fortive Corp.	151,394	7,416,792
		14,037,983
Media — 2.1%
Comcast Corp., Class A(b)	763,614	23,992,752
WPP PLC	2,276,605	11,348,209
		35,340,961
Metals & Mining — 1.8%
Barrick Mining Corp.	335,480	10,993,679
Teck Resources Ltd., Class B	427,629	18,768,637
		29,762,316
Multi-Utilities — 1.7%
Dominion Energy, Inc.	332,164	20,318,472
Sempra	102,412	9,215,032
		29,533,504
Oil, Gas & Consumable Fuels — 6.2%
BP PLC	6,875,210	39,475,042
Enterprise Products Partners LP(b)	655,520	20,498,110
Formentera Partners Fund II LP(a)(d)(e)	— (f)	13,523,557
Shell PLC	877,246	31,265,918
		104,762,627
Pharmaceuticals — 2.5%
AstraZeneca PLC	74,866	11,469,546
Bristol-Myers Squibb Co.	196,830	8,877,033
Pfizer, Inc.	163,940	4,177,191
Sanofi SA	187,243	17,730,781
		42,254,551
Professional Services(b) — 3.8%
Leidos Holdings, Inc.	90,392	17,080,472
SS&C Technologies Holdings, Inc.	537,240	47,685,423
		64,765,895
Residential REITs — 0.8%
AvalonBay Communities, Inc.	65,990	12,747,288
Semiconductors & Semiconductor Equipment — 1.8%
NVIDIA Corp.	40,276	7,514,696
STMicroelectronics NV	302,903	8,561,533
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53,746	15,010,721
		31,086,950
Software — 2.0%
Microsoft Corp.(b)(c)	64,074	33,187,128
Specialized REITs — 0.9%
Crown Castle, Inc.(b)(c)	154,838	14,940,319
Technology Hardware, Storage & Peripherals — 5.9%
Hewlett Packard Enterprise Co.	770,115	18,914,024
HP, Inc.	857,827	23,358,629
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd., GDR, Registered Shares	26,370	$ 39,592,740
Western Digital Corp.	148,508	17,829,871
		99,695,264
Tobacco — 1.0%
British American Tobacco PLC, ADR	305,019	16,190,409
Trading Companies & Distributors — 0.7%
WESCO International, Inc.	55,787	11,798,950
Total Common Stocks — 98.2% (Cost: $1,275,832,937)		1,662,233,192
Preferred Securities
Preferred Stocks — 1.0%
Household Products — 1.0%
Henkel AG & Co. KGaA	212,528	17,148,102
		17,148,102
Total Preferred Securities — 1.0% (Cost: $17,657,279)		17,148,102
Total Long-Term Investments — 99.2% (Cost: $1,293,490,216)		1,679,381,294
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(g)(h)	38,254,669	38,254,669
Total Short-Term Securities — 2.3% (Cost: $38,254,669)		38,254,669
Total Investments Before Options Written — 101.5% (Cost: $1,331,744,885)		1,717,635,963
Options Written — (1.4)% (Premiums Received: $(20,243,140))		(22,724,836)
Total Investments, Net of Options Written — 100.1% (Cost: $1,311,501,745)		1,694,911,127
Liabilities in Excess of Other Assets — (0.1)%		(1,307,546)
Net Assets — 100.0%		$ 1,693,603,581

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security is held by a wholly-owned subsidiary.
(f)	Investment does not issue shares.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 208 (b)	$ —	$ (208)	$ —	$ —	—	$ 1,300 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	46,597,729	—	(8,343,060)(b)	—	—	38,254,669	38,254,669	1,328,079	—
				$ (208)	$ —	$ 38,254,669		$ 1,329,379	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bank of America Corp.	662	10/03/25	USD	52.00	USD	3,415	$ (20,522)
CSX Corp.	512	10/03/25	USD	33.00	USD	1,818	(128,000)
CVS Health Corp.	1,012	10/03/25	USD	73.00	USD	7,629	(316,250)
General Motors Co.	507	10/03/25	USD	60.00	USD	3,091	(67,431)
JPMorgan Chase & Co.	175	10/03/25	USD	305.00	USD	5,520	(191,625)
NVIDIA Corp.	40	10/03/25	USD	185.00	USD	746	(14,200)
PPG Industries, Inc.	263	10/03/25	USD	112.00	USD	2,764	(19,725)
Alphabet, Inc., Class C	75	10/10/25	USD	235.00	USD	1,827	(75,187)
Amazon.com, Inc.	102	10/10/25	USD	235.00	USD	2,240	(5,202)
Cardinal Health, Inc.	295	10/10/25	USD	155.00	USD	4,630	(110,625)
Charles Schwab Corp.	316	10/10/25	USD	99.00	USD	3,017	(14,536)
Cisco Systems, Inc.	635	10/10/25	USD	70.00	USD	4,345	(20,003)
Citigroup, Inc.	1,553	10/10/25	USD	99.00	USD	15,763	(559,080)
Dollar General Corp.	457	10/10/25	USD	112.00	USD	4,723	(25,135)
General Motors Co.	112	10/10/25	USD	61.00	USD	683	(13,328)
HP, Inc.	1,160	10/10/25	USD	29.50	USD	3,159	(29,000)
Medtronic PLC	143	10/10/25	USD	94.00	USD	1,362	(31,818)
Meta Platforms, Inc., Class A	64	10/10/25	USD	770.00	USD	4,700	(21,440)
Microsoft Corp.	115	10/10/25	USD	520.00	USD	5,956	(71,012)
NVIDIA Corp.	39	10/10/25	USD	185.00	USD	728	(21,450)
Pfizer, Inc.	436	10/10/25	USD	25.50	USD	1,111	(21,364)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39	10/10/25	USD	245.00	USD	1,089	(136,987)
Wells Fargo & Co.	814	10/10/25	USD	82.00	USD	6,823	(218,152)
Western Digital Corp.	276	10/10/25	USD	86.00	USD	3,314	(945,990)
Air Products and Chemicals, Inc.	78	10/17/25	USD	300.00	USD	2,127	(2,730)
Amazon.com, Inc.	171	10/17/25	USD	245.00	USD	3,755	(7,097)
American Electric Power Co., Inc.	213	10/17/25	USD	115.00	USD	2,396	(14,378)
American International Group, Inc.	210	10/17/25	USD	82.50	USD	1,649	(5,775)
Barrick Mining Corp.	503	10/17/25	USD	25.00	USD	1,648	(394,855)
Baxter International, Inc.	1,199	10/17/25	USD	25.00	USD	2,730	(20,983)
Becton Dickinson & Co.	536	10/17/25	USD	195.00	USD	10,032	(68,340)
Boeing Co.	26	10/17/25	USD	240.00	USD	561	(1,833)
Bristol-Myers Squibb Co.	482	10/17/25	USD	50.00	USD	2,174	(3,374)
British American Tobacco PLC, ADR	582	10/17/25	USD	57.35	USD	3,089	(2,615)
Carlyle Group, Inc.	221	10/17/25	USD	65.00	USD	1,386	(28,730)
CDW Corp./DE	138	10/17/25	USD	175.00	USD	2,198	(10,350)
Charles Schwab Corp.	189	10/17/25	USD	100.00	USD	1,804	(24,948)
Cisco Systems, Inc.	613	10/17/25	USD	70.00	USD	4,194	(33,102)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cognizant Technology Solutions Corp., Class A	775	10/17/25	USD	75.00	USD	5,198	$ (19,375)
Comcast Corp., Class A	710	10/17/25	USD	35.00	USD	2,231	(2,130)
Crown Holdings, Inc.	423	10/17/25	USD	100.00	USD	4,086	(25,380)
CVS Health Corp.	487	10/17/25	USD	75.00	USD	3,671	(129,298)
Dollar General Corp.	320	10/17/25	USD	120.00	USD	3,307	(2,560)
Dominion Energy, Inc.	662	10/17/25	USD	62.50	USD	4,049	(26,480)
Edison International	357	10/17/25	USD	62.50	USD	1,973	(5,355)
Elevance Health, Inc.	252	10/17/25	USD	340.00	USD	8,143	(126,000)
Exelon Corp.	1,196	10/17/25	USD	45.00	USD	5,383	(92,690)
Fidelity National Information Services, Inc.	1,073	10/17/25	USD	72.50	USD	7,075	(10,730)
First Citizens BancShares, Inc., Class A	65	10/17/25	USD	1,950.00	USD	11,630	(103,350)
Fortive Corp.	282	10/17/25	USD	48.50	USD	1,382	(64,882)
Fortune Brands Innovations, Inc.	446	10/17/25	USD	65.00	USD	2,381	(95,890)
Hasbro, Inc.	1,000	10/17/25	USD	80.00	USD	7,585	(52,500)
JPMorgan Chase & Co.	45	10/17/25	USD	315.00	USD	1,419	(35,438)
Keurig Dr. Pepper, Inc.	499	10/17/25	USD	35.00	USD	1,273	(2,495)
Kraft Heinz Co.	1,614	10/17/25	USD	28.12	USD	4,203	(8,759)
L3Harris Technologies, Inc.	320	10/17/25	USD	290.00	USD	9,773	(534,400)
Labcorp Holdings, Inc.	62	10/17/25	USD	270.00	USD	1,780	(115,320)
Lamb Weston Holdings, Inc.	371	10/17/25	USD	57.50	USD	2,155	(78,837)
Leidos Holdings, Inc.	231	10/17/25	USD	195.00	USD	4,365	(39,848)
Lockheed Martin Corp.	112	10/17/25	USD	475.00	USD	5,591	(306,880)
LyondellBasell Industries NV, Class A	415	10/17/25	USD	65.00	USD	2,035	(4,150)
Medtronic PLC	325	10/17/25	USD	95.00	USD	3,095	(58,825)
Microsoft Corp.	93	10/17/25	USD	525.00	USD	4,817	(57,660)
NVIDIA Corp.	24	10/17/25	USD	190.00	USD	448	(10,920)
NVIDIA Corp.	58	10/17/25	USD	175.00	USD	1,082	(81,490)
Rexford Industrial Realty, Inc.	600	10/17/25	USD	45.00	USD	2,467	(7,500)
Sealed Air Corp.	780	10/17/25	USD	32.50	USD	2,757	(241,800)
SS&C Technologies Holdings, Inc.	806	10/17/25	USD	87.40	USD	7,154	(238,798)
SS&C Technologies Holdings, Inc.	708	10/17/25	USD	88.00	USD	6,284	(183,768)
STAG Industrial, Inc.	707	10/17/25	USD	35.20	USD	2,495	(45,059)
Teck Resources Ltd., Class B	783	10/17/25	USD	43.00	USD	3,437	(158,557)
Verizon Communications, Inc.	474	10/17/25	USD	45.00	USD	2,083	(5,925)
Wells Fargo & Co.	857	10/17/25	USD	80.00	USD	7,183	(434,927)
WESCO International, Inc.	164	10/17/25	USD	220.00	USD	3,469	(47,150)
Willis Towers Watson PLC	163	10/17/25	USD	330.00	USD	5,631	(292,585)
Carlyle Group, Inc.	616	10/22/25	USD	66.00	USD	3,862	(80,916)
Amazon.com, Inc.	325	10/24/25	USD	235.00	USD	7,136	(60,287)
American International Group, Inc.	181	10/24/25	USD	80.00	USD	1,422	(22,173)
Barrick Mining Corp.	62	10/24/25	USD	30.50	USD	203	(17,763)
Boeing Co.	182	10/24/25	USD	230.00	USD	3,928	(51,961)
Bristol-Myers Squibb Co.	482	10/24/25	USD	50.00	USD	2,174	(5,543)
Cardinal Health, Inc.	402	10/24/25	USD	160.00	USD	6,310	(94,470)
Citigroup, Inc.	1,367	10/24/25	USD	105.00	USD	13,875	(286,386)
Comcast Corp., Class A	2,159	10/24/25	USD	34.00	USD	6,784	(23,749)
CVS Health Corp.	890	10/24/25	USD	77.00	USD	6,710	(170,880)
Fidelity National Information Services, Inc.	914	10/24/25	USD	67.00	USD	6,027	(130,245)
General Motors Co.	522	10/24/25	USD	63.00	USD	3,183	(89,001)
Hewlett Packard Enterprise Co.	2,599	10/24/25	USD	26.50	USD	6,383	(105,259)
Honeywell International, Inc.	193	10/24/25	USD	220.00	USD	4,063	(49,697)
HP, Inc.	1,549	10/24/25	USD	29.50	USD	4,218	(21,686)
Medtronic PLC	483	10/24/25	USD	96.00	USD	4,600	(80,178)
Meta Platforms, Inc., Class A	63	10/24/25	USD	800.00	USD	4,627	(25,830)
Microsoft Corp.	94	10/24/25	USD	525.00	USD	4,869	(75,670)
Pfizer, Inc.	465	10/24/25	USD	25.00	USD	1,185	(45,570)
PG&E Corp.	59	10/24/25	USD	16.00	USD	89	(1,298)
PPG Industries, Inc.	280	10/24/25	USD	111.00	USD	2,943	(41,300)
Verizon Communications, Inc.	475	10/24/25	USD	45.00	USD	2,088	(18,525)
Wells Fargo & Co.	1,138	10/24/25	USD	86.00	USD	9,539	(212,237)
Western Digital Corp.	270	10/24/25	USD	105.00	USD	3,242	(459,000)
CDW Corp./DE	138	10/29/25	USD	175.01	USD	2,198	(20,297)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alphabet, Inc., Class C	255	10/31/25	USD	265.00	USD	6,211	$ (99,450)
Amazon.com, Inc.	325	10/31/25	USD	230.00	USD	7,136	(177,125)
American International Group, Inc.	210	10/31/25	USD	79.00	USD	1,649	(41,475)
Bank of America Corp.	1,502	10/31/25	USD	54.00	USD	7,749	(114,152)
Cardinal Health, Inc.	307	10/31/25	USD	155.00	USD	4,819	(208,760)
Charles Schwab Corp.	183	10/31/25	USD	99.00	USD	1,747	(38,430)
Cisco Systems, Inc.	83	10/31/25	USD	69.00	USD	568	(11,122)
Citigroup, Inc.	524	10/31/25	USD	105.00	USD	5,319	(128,642)
Comcast Corp., Class A	185	10/31/25	USD	34.00	USD	581	(5,735)
CSX Corp.	451	10/31/25	USD	35.00	USD	1,602	(66,522)
Dollar General Corp.	600	10/31/25	USD	111.00	USD	6,201	(57,600)
Enterprise Products Partners LP	3,140	10/31/25	USD	32.00	USD	9,819	(54,950)
Fidelity National Information Services, Inc.	616	10/31/25	USD	67.00	USD	4,062	(103,180)
General Motors Co.	201	10/31/25	USD	65.00	USD	1,225	(26,030)
Hewlett Packard Enterprise Co.	1,124	10/31/25	USD	25.50	USD	2,761	(91,044)
Honeywell International, Inc.	103	10/31/25	USD	220.00	USD	2,168	(31,158)
JPMorgan Chase & Co.	145	10/31/25	USD	330.00	USD	4,574	(51,040)
Microsoft Corp.	50	10/31/25	USD	535.00	USD	2,590	(48,500)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	256	10/31/25	USD	285.00	USD	7,150	(273,920)
Teck Resources Ltd., Class B	784	10/31/25	USD	44.00	USD	3,441	(186,200)
Union Pacific Corp.	138	10/31/25	USD	240.00	USD	3,262	(71,070)
Verizon Communications, Inc.	362	10/31/25	USD	44.00	USD	1,591	(28,055)
Walt Disney Co.	458	10/31/25	USD	118.00	USD	5,244	(89,997)
Wells Fargo & Co.	858	10/31/25	USD	90.00	USD	7,192	(77,220)
Alphabet, Inc., Class C	154	11/07/25	USD	270.00	USD	3,751	(48,422)
Amazon.com, Inc.	150	11/07/25	USD	235.00	USD	3,294	(72,375)
Barrick Mining Corp.	287	11/07/25	USD	35.00	USD	940	(27,696)
Bristol-Myers Squibb Co.	118	11/07/25	USD	45.00	USD	532	(16,815)
Enterprise Products Partners LP	465	11/07/25	USD	31.00	USD	1,454	(41,153)
Hewlett Packard Enterprise Co.	512	11/07/25	USD	26.00	USD	1,257	(37,888)
HP, Inc.	1,160	11/07/25	USD	28.50	USD	3,159	(60,900)
Medtronic PLC	532	11/07/25	USD	95.00	USD	5,067	(150,024)
Air Products and Chemicals, Inc.	176	11/21/25	USD	300.00	USD	4,800	(58,520)
American International Group, Inc.	277	11/21/25	USD	82.50	USD	2,176	(38,088)
Barrick Mining Corp.	285	11/21/25	USD	34.00	USD	934	(46,598)
Becton Dickinson & Co.	450	11/21/25	USD	195.00	USD	8,423	(229,500)
British American Tobacco PLC, ADR	1,095	11/21/25	USD	57.23	USD	5,812	(168,787)
Cardinal Health, Inc.	308	11/21/25	USD	155.00	USD	4,834	(269,500)
Cognizant Technology Solutions Corp., Class A	361	11/21/25	USD	70.06	USD	2,421	(62,518)
CVS Health Corp.	516	11/21/25	USD	77.50	USD	3,890	(157,380)
Dominion Energy, Inc.	1,164	11/21/25	USD	62.50	USD	7,120	(160,050)
Edison International	357	11/21/25	USD	57.50	USD	1,973	(54,442)
Electronic Arts, Inc.	266	11/21/25	USD	180.00	USD	5,365	(626,430)
Elevance Health, Inc.	126	11/21/25	USD	350.00	USD	4,071	(153,090)
Exelon Corp.	1,043	11/21/25	USD	44.06	USD	4,695	(191,042)
Fidelity National Financial, Inc., Class A	870	11/21/25	USD	59.99	USD	5,263	(237,795)
First Citizens BancShares, Inc., Class A	42	11/21/25	USD	1,980.00	USD	7,514	(107,310)
Fortive Corp.	550	11/21/25	USD	50.00	USD	2,694	(127,875)
Hasbro, Inc.	321	11/21/25	USD	77.50	USD	2,435	(110,745)
HP, Inc.	849	11/21/25	USD	28.00	USD	2,312	(78,957)
Intercontinental Exchange, Inc.	997	11/21/25	USD	180.00	USD	16,797	(162,012)
Keurig Dr. Pepper, Inc.	1,195	11/21/25	USD	28.00	USD	3,048	(65,725)
Kraft Heinz Co.	1,288	11/21/25	USD	27.50	USD	3,354	(74,060)
Labcorp Holdings, Inc.	59	11/21/25	USD	280.00	USD	1,694	(89,090)
Labcorp Holdings, Inc.	59	11/21/25	USD	290.00	USD	1,694	(57,525)
LyondellBasell Industries NV, Class A	415	11/21/25	USD	65.00	USD	2,035	(17,638)
Medtronic PLC	531	11/21/25	USD	95.00	USD	5,057	(180,540)
PPG Industries, Inc.	398	11/21/25	USD	110.00	USD	4,183	(87,560)
Ralliant Corp.	139	11/21/25	USD	45.00	USD	608	(34,403)
RTX Corp.	276	11/21/25	USD	165.00	USD	4,618	(227,700)
Sealed Air Corp.	1,902	11/21/25	USD	37.50	USD	6,724	(242,505)
Sempra	304	11/21/25	USD	90.00	USD	2,735	(100,320)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SS&C Technologies Holdings, Inc.	720	11/21/25	USD	90.00	USD	6,391	$ (212,400)
STAG Industrial, Inc.	479	11/21/25	USD	35.00	USD	1,690	(58,677)
Teck Resources Ltd., Class B	783	11/21/25	USD	44.00	USD	3,437	(266,220)
Verizon Communications, Inc.	696	11/21/25	USD	45.00	USD	3,059	(47,328)
WESCO International, Inc.	97	11/21/25	USD	220.00	USD	2,052	(101,365)
Western Digital Corp.	270	11/21/25	USD	120.00	USD	3,242	(294,300)
Willis Towers Watson PLC	311	11/21/25	USD	350.00	USD	10,743	(376,310)
Fortune Brands Innovations, Inc.	446	12/19/25	USD	65.00	USD	2,381	(32,335)
SS&C Technologies Holdings, Inc.	720	12/19/25	USD	95.00	USD	6,391	(144,000)
							$ (17,922,094)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Airbus SE	Barclays Bank PLC	16,700	10/03/25	EUR	180.46	EUR	3,322	$ (332,775)
Rentokil Initial PLC	Goldman Sachs International	931,400	10/03/25	GBP	3.83	GBP	3,508	(21,884)
Shell PLC	Goldman Sachs International	245,700	10/03/25	GBP	27.03	GBP	6,511	(7,177)
WPP PLC	Barclays Bank PLC	1,015,400	10/03/25	GBP	3.90	GBP	3,763	(2,499)
AvalonBay Communities, Inc.	Morgan Stanley & Co. International PLC	13,400	10/06/25	USD	192.57	USD	2,588	(62,475)
Crown Castle, Inc.	Barclays Bank PLC	20,200	10/07/25	USD	104.93	USD	1,949	(127)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	78,000	10/07/25	USD	98.85	USD	7,526	(35,544)
Evergy, Inc.	Morgan Stanley & Co. International PLC	39,600	10/07/25	USD	72.87	USD	3,010	(128,751)
Rentokil Initial PLC	Goldman Sachs International	531,400	10/08/25	GBP	3.72	GBP	2,002	(65,593)
Henkel AG & Co. KGaA, Preference Shares	UBS AG	116,800	10/09/25	EUR	73.32	EUR	8,027	(2,893)
Samsung Electronics Co. Ltd., GDR, Registered Shares	Goldman Sachs International	9,900	10/09/25	USD	1,332.12	USD	14,864	(1,618,852)
Intercontinental Exchange, Inc.	Bank of America N.A.	9,000	10/15/25	USD	182.65	USD	1,516	(778)
Rentokil Initial PLC	Morgan Stanley & Co. International PLC	250,300	10/16/25	GBP	3.76	GBP	943	(35,198)
Fidelity National Financial, Inc., Class A	Royal Bank of Canada	80,000	10/17/25	USD	60.82	USD	4,839	(89,663)
STMicroelectronics NV	Barclays Bank PLC	82,200	10/21/25	EUR	24.11	EUR	1,979	(70,403)
Evergy, Inc.	Morgan Stanley & Co. International PLC	39,700	10/22/25	USD	73.59	USD	3,018	(113,571)
Leidos Holdings, Inc.	Citibank N.A.	26,600	10/22/25	USD	183.24	USD	5,026	(248,499)
Sempra	Barclays Bank PLC	25,900	10/22/25	USD	82.44	USD	2,330	(210,250)
Lamb Weston Holdings, Inc.	Barclays Bank PLC	73,100	10/24/25	USD	62.76	USD	4,246	(36,192)
AstraZeneca PLC	Barclays Bank PLC	8,800	10/28/25	GBP	115.28	GBP	1,002	(21,925)
BP PLC	Barclays Bank PLC	2,000,600	10/28/25	GBP	4.23	GBP	8,541	(386,855)
Sanofi SA	Bank of America N.A.	102,900	10/28/25	EUR	81.84	EUR	8,299	(125,863)
STMicroelectronics NV	BNP Paribas SA	84,300	10/28/25	EUR	24.22	EUR	2,029	(99,663)
WPP PLC	Morgan Stanley & Co. International PLC	236,800	10/28/25	GBP	4.09	GBP	878	(6,500)
CNH Industrial NV	Morgan Stanley & Co. International PLC	167,800	10/30/25	USD	11.58	USD	1,821	(98,520)
PG&E Corp.	Bank of America N.A.	132,200	10/31/25	USD	15.55	USD	1,994	(61,507)
American Electric Power Co., Inc.	Goldman Sachs International	17,600	11/04/25	USD	109.69	USD	1,980	(129,717)
AstraZeneca PLC	Bank of America N.A.	32,400	11/04/25	GBP	114.83	GBP	3,691	(104,738)
Airbus SE	Barclays Bank PLC	7,800	11/07/25	EUR	199.63	EUR	1,551	(46,209)
Barrick Mining Corp.	Goldman Sachs International	71,000	11/07/25	USD	36.56	USD	2,327	(43,058)
BP PLC	Bank of America N.A.	750,000	11/07/25	GBP	4.52	GBP	3,202	(55,568)
PG&E Corp.	Morgan Stanley & Co. International PLC	112,900	11/07/25	USD	15.50	USD	1,703	(65,078)
CNH Industrial NV	Morgan Stanley & Co. International PLC	167,800	11/10/25	USD	11.58	USD	1,821	(118,808)
Shell PLC	Bank of America N.A.	152,300	11/11/25	GBP	26.94	GBP	4,036	(107,099)
AvalonBay Communities, Inc.	Barclays Bank PLC	22,800	11/12/25	USD	197.32	USD	4,404	(172,143)
Carlyle Group, Inc.	Bank of America N.A.	80,700	11/21/25	USD	72.08	USD	5,060	(76,367)
								$ (4,802,742)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 44,566,768	$ 10,425,531	$ —	$ 54,992,299
Automobile Components	1,939,761	—	—	1,939,761
Automobiles	14,880,826	—	—	14,880,826
Banks	194,528,928	—	—	194,528,928
Beverages	7,860,958	—	—	7,860,958
Broadline Retail	42,843,816	—	—	42,843,816
Building Products	8,665,731	—	—	8,665,731
Capital Markets	62,205,066	—	—	62,205,066
Chemicals	38,030,511	—	—	38,030,511
Commercial Services & Supplies	—	18,804,062	—	18,804,062
Communications Equipment	16,560,787	—	—	16,560,787
Consumer Staples Distribution & Retail	32,032,809	—	—	32,032,809
Containers & Packaging	27,527,087	—	—	27,527,087
Diversified Telecommunication Services	16,040,607	—	—	16,040,607
Electric Utilities	51,329,031	—	—	51,329,031
Electronic Equipment, Instruments & Components	14,748,498	—	—	14,748,498
Entertainment	33,319,569	—	—	33,319,569
Financial Services	34,849,949	—	16,318,031	51,167,980
Food Products	39,182,045	—	—	39,182,045
Ground Transportation	12,155,770	—	—	12,155,770
Health Care Equipment & Supplies	103,214,789	—	—	103,214,789
Health Care Providers & Services	108,955,983	—	—	108,955,983
Health Care REITs	9,445,719	—	—	9,445,719
Industrial Conglomerates	11,360,474	—	—	11,360,474
Industrial REITs	19,015,771	—	—	19,015,771
Insurance	60,749,953	—	—	60,749,953
Interactive Media & Services	38,486,659	—	—	38,486,659
IT Services	13,853,845	—	—	13,853,845
Leisure Products	18,229,713	—	—	18,229,713
Machinery	14,037,983	—	—	14,037,983
Media	23,992,752	11,348,209	—	35,340,961
Metals & Mining	29,762,316	—	—	29,762,316
Multi-Utilities	29,533,504	—	—	29,533,504
Oil, Gas & Consumable Fuels	20,498,110	70,740,960	13,523,557	104,762,627
Pharmaceuticals	13,054,224	29,200,327	—	42,254,551
Professional Services	64,765,895	—	—	64,765,895

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Residential REITs	$ 12,747,288	$ —	$ —	$ 12,747,288
Semiconductors & Semiconductor Equipment	22,525,417	8,561,533	—	31,086,950
Software	33,187,128	—	—	33,187,128
Specialized REITs	14,940,319	—	—	14,940,319
Technology Hardware, Storage & Peripherals	60,102,524	39,592,740	—	99,695,264
Tobacco	16,190,409	—	—	16,190,409
Trading Companies & Distributors	11,798,950	—	—	11,798,950
Preferred Securities
Preferred Stocks	—	17,148,102	—	17,148,102
Short-Term Securities
Money Market Funds	38,254,669	—	—	38,254,669
	$1,481,972,911	$205,821,464	$29,841,588	$1,717,635,963
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (16,616,858)	$ (6,107,978)	$ —	$ (22,724,836)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of December 31, 2024	$ 31,090,484
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)	(2,190,023)
Purchases	941,127
Sales	—
Closing balance, as of September 30, 2025	$ 29,841,588
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (2,190,023)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$29,841,588	Income	Discount Rate	10%	—
		Market	EBITDA Multiple	7.25x	—

	$29,841,588

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust